Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at end of period
Gross	$ 848	$ 771
Credit loss allowance	(150)	(120)	$ (106)
Net	698	651
Not past due
Financial assets at end of period
Gross	400	384
Credit loss allowance	0	0
Net	400	384
Past due 1 to 30 days
Financial assets at end of period
Gross	105	90
Credit loss allowance	(5)	(4)
Net	100	86
Past due 31 to 90 days
Financial assets at end of period
Gross	81	80
Credit loss allowance	(6)	(5)
Net	75	75
Past due 91 to 180 days
Financial assets at end of period
Gross	59	53
Credit loss allowance	(10)	(8)
Net	49	45
Past due 181 to 360 days
Financial assets at end of period
Gross	59	66
Credit loss allowance	(19)	(19)
Net	40	47
Past due more than 361 days
Financial assets at end of period
Gross	144	98
Credit loss allowance	(110)	(84)
Net	$ 34	$ 14